Long-Term Loans, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2019
Loans Payable, Noncurrent [Abstract]
Summary Of Long-Term Loans, Net Of Current Maturities

				December 31,
	Currency	Interest %	Years of maturity	2019	2018
Long-term loans (*)	USD	L + 1.25% - 1.75%	2020-2024	$568,550	$458,550
	NIS (**)	L + 0.8%	2021	8,256	10,636
	Other			1,223	1,272
				578,029	470,458
Less: current maturities				137,905	2,809
				$440,124	$467,649

(*)    For covenants see Note 21E.
(**)    Includes derivative instrument defined as hedge accounting. See Note 2Y and Note 2AA.

Summary Of Maturities Of Long-Term Loans	The maturities of these loans for periods after December 31, 2019, are as follows:

2020 - current maturities	$137,905
2021	164,711
2022	37,905
2023 and after	237,508
$578,029